Share based payments	12 Months Ended
Dec. 31, 2022
Share-based payments [Abstract]
Share based payments	Directors’ emoluments and key management personnel remuneration
Directors' emoluments

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Directors’ emoluments	3,010	1,537	1,026
Contributions to defined contribution pension schemes	3	2	4
Compensation for loss of office	—	—	29
Total emoluments	3,013	1,539	1,059
Retirement benefits were accrued for 2 directors (2021: 2, 2020: 4). Share options were granted to 5 directors during 2022 (2021: 4, 2020: 4) and 3 directors exercised options during 2022 (2021: 1, 2020: 1).
In respect of the highest paid director:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Short term employee benefits	542	491	290
Contributions to defined contribution pension schemes	1	1	1
	543	492	291
The highest paid director did not exercise any share options during the year.
11.Directors’ emoluments and key management personnel remuneration (continued)
Key management personnel remuneration
The remuneration of key management personnel during the year (including remuneration relating to executive directors) was as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Short term employee benefits	1,954	1,438	615
Share based payments	7,895	3,248	387
Contributions to defined contribution pension schemes	24	15	3
	9,873	4,701	1,005
Share based payments
From April 2022 the Company has issued all share options, performance share options, RSUs and PSUs to employees and non-employee members of the Board of Directors under the 2021 Equity Incentive Plan (“EIP”). All awards prior to that date were issued under the following legacy plans:
–Enterprise Management Incentive (“EMI”) Scheme
–Company Share Ownership Plan (“CSOP”)
–Unapproved Share Ownership Plan (“USOP”)
Total share-based remuneration expenses (including charges relating to the clawback shares referred to in note 28) amounted to £30,576,000 during the year ended December 31, 2022 (2021: £10,466,000).
The following table represents the share-based payment expense by award type for the year ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
	£’000	£’000
Share options	19,959	7,899
Performance share options	2,545	—
PSUs	424	—
RSUs	3,709	743
Clawback shares	3,939	1,824
	30,576	10,466
Share options
Share options are granted to employees and non-executive directors of the Group. These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group. Information with respect to share options for the year ended December 31, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	3,173,725	£0.07
Exercised	(1,407,378)	£0.02
Forfeited/Replaced	(222,459)	£0.02
Options held as at December 31, 2022	9,809,788	£0.04

Exercisable as at December 31, 2022	4,744,314	£0.02
31.Share based payments (continued)
Share options (continued)
Share options outstanding as at December 31, 2022 had exercise prices in the range of £0.02 to £0.07 (December 31, 2021: £0.01 to £0.04). The weighted average contractual life for options outstanding as of December 31, 2022 was 7.8 years (December 31, 2021: 7.6 years).
The following information is relevant to the determination of the fair value of the options issued during the period. The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.07
Expected life	6.0 years
Expected volatility	91.0%
Risk-free rate	1.83%
Expected dividend rate	£0.00
Fair value	£10.40
The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from US Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
Performance share options
Performance share options are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the year ended December 31, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	—	—
Granted	877,704	£0.00
Options held as at December 31, 2022	877,704	£0.00

Exercisable as at December 31, 2022	—	—
31.Share based payments (continued)
Performance share options (continued)
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the year ended December 31, 2022:

Exercise price	£0.0005
Expected life	2.6 years
Expected volatility	93.1%
Risk-free rate	2.60%
Expected dividend rate	—
Fair value	£9.33
The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from US Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
Performance share units
Performance share units are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share units for the year ended December 31, 2022 is as follows:

Number of PSUs
PSUs held as at January 1, 2022	—
Granted	146,285
PSUs held as at December 31, 2022	146,285
The weighted average grant date fair value per unit of the PSUs granted in the year to December 31, 2022 was £9.33. The weighted average remaining contractual life of the awards granted was 9.2 years as at December 31, 2022.
A Monte Carlo model has been used to calculate the fair value of the performance share units as at the grant date, with the same model inputs as detailed for the performance share options above.
Restricted share units
The Group operates a RSU scheme, whereby certain employees and directors receive restricted stock units held over Ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group.
31.Share based payments (continued)
Restricted share units (continued)
Details of the RSUs in existence during the year to December 31, 2022 are as follows:

Number of RSUs
RSUs held as at January 1, 2022	931,500
Granted	794,386
Released	(897,048)
Forfeited	(69,142)
RSUs held as at December 31, 2022	759,696
Of the RSUs held at January 1, 2022, 600,000 were issued as replacement options for EMI options cancelled during the year ended December 31, 2021. These 600,000 awards were released during the year ended December 31, 2022 via a net settlement arrangement, with 374,887 shares issued and £2,282,000 paid by the Company in order to settle related employee tax obligations. The payment made has been recognised within retained earnings.
The weighted average grant date fair value per unit of the RSUs granted in the year to December 31, 2022 was £10.03. The weighted average remaining contractual life of the awards granted was 8.9 years as at December 31, 2022.